Offerings - Offering: 1	Sep. 02, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares
Amount Registered | shares	15,105,000
Proposed Maximum Offering Price per Unit	3.1650
Maximum Aggregate Offering Price	$ 47,807,325.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 7,319.30
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the registrant is also registering an indeterminate number of additional ordinary shares of GCL Global Holdings Ltd that may become issuable to prevent dilution from any stock splits, stock dividends or similar transactions that could affect the securities to be offered by the Selling Shareholders named in this Registration Statement, and the Ordinary Shares set forth in this table shall be adjusted to include such shares, as applicable.

Represents Ordinary Shares being registered for resale by the selling shareholders named in this registration statement.

Based on the average of the high ($3.30) and low ($3.03) prices of the registrant’s ordinary shares on the Nasdaq on September 2, 2025.

The amount of registration fee is calculated by multiplying the proposed maximum aggregate offering price of securities to be registered by the fee rate.